Related Party Transactions - Zions (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Guarantee and commitment fees	$ 6,768,000	$ 6,819,000	$ 6,759,000	$ 6,612,000	$ 6,568,000	$ 6,401,000	$ 6,064,000	$ 5,930,000	$ 26,958,000	$ 24,963,000	$ 24,821,000
Derivative, Notional Amount	6,691,851,000				6,815,268,000				6,691,851,000	6,815,268,000
Accrued interest payable	53,772,000				51,779,000				53,772,000	51,779,000
Zions First National Bank [Member]
Related Party Transaction [Line Items]
Related Party's percent of Farmer Mac Total Outstanding Book of Business	5.10%				4.70%				5.10%	4.70%
Guarantee and commitment fees									417,000	633,000	940,000
Expense Related to Distribution or Servicing and Underwriting Fees									2,033,000	1,980,000	1,870,000
Accrued interest payable	300,000				500,000				300,000	500,000
Notes issued through related party dealer									0	0.00	37,000,000
Mortgage Loans on Real Estate [Member] | Zions First National Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									210,088,000	168,826,000	125,088,000
USDA Guarantee [Member] | Zions First National Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party									13,153,000	14,415,000	5,218,000
Sale of Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guaranteed Securities [Member] | Zions First National Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction									120,409,000	5,327,000	0
USDA Guarantee [Member] | Zions First National Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Related Party's percent of total Program									3.60%	3.00%	1.30%
Farm & Ranch [Member]
Related Party Transaction [Line Items]
Guarantee and commitment fees									14,944,000	14,292,000	15,178,000
Farm & Ranch [Member] | Zions First National Bank [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Related Party's Percent of Total Program Loans									25.50%	29.60%	25.20%
Related Party Transaction, Related Party's percent of total Program									11.50%	8.80%	4.50%
Interest Rate Swap, Pay Fixed Non-Callable [Member] | Not Designated as Hedging Instrument [Member]
Related Party Transaction [Line Items]
Derivative, Notional Amount	806,596,000				805,622,000				806,596,000	805,622,000
Interest Rate Swap, Pay Fixed Non-Callable [Member] | Not Designated as Hedging Instrument [Member] | Zions First National Bank [Member]
Related Party Transaction [Line Items]
Derivative, Notional Amount	$ 29,300,000				$ 49,300,000				$ 29,300,000	$ 49,300,000